                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  SCHEDULE 14A
                                 (RULE 14A-101)
                    INFORMATION REQUIRED IN PROXY STATEMENT

                            SCHEDULE 14A INFORMATION
                  PROXY STATEMENT PURSUANT TO SECTION 14(A) OF
                      THE SECURITIES EXCHANGE ACT OF 1934


Filed by the registrant [X]

Filed by a party other than the registrant [ ]

Check the appropriate box:

[ ] Preliminary proxy statement

[X] Definitive proxy statement

[X] Definitive additional materials

[ ] Soliciting material pursuant to Rule 14a-11(c) or Rule 14a-12

                AMERIWOOD INDUSTRIES INTERNATIONAL CORPORATION
                (Name of registrant as specified in its charter)

                AMERIWOOD INDUSTRIES INTERNATIONAL CORPORATION
                   (Name of person(s) filing Proxy Statement)

Payment of filing fee (Check the appropriate box):

[X] $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(i)(2).

[ ] $500 per each party to the controversy pursuant to Exchange Act Rule
    14a-6(i)(3)

[ ] Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11

    (1) Title of each class of securities to which transaction applies:__________________________________________________________

    (2) Aggregate number of securities to which transaction applies:__________________________________________________________

    (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:_______________________________

    (4)  Proposed maximum aggregate value of
         transaction:______________________________________________________

[ ] Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the form or schedule and the date of its filing.

    (1)  Amount previously paid:___________________________________________

    (2)  Form, schedule, or registration statement no.:____________________

    (3)  Filing party:_____________________________________________________

    (4)  Date filed:_______________________________________________________

                    NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                                  MAY 18, 1995

    The 1995 annual meeting of shareholders of Ameriwood Industries International Corporation will be held on Thursday, May 18, 1995 at 9:00 AM, local time, in the Pantlind Ballroom at the Amway Grand Plaza Hotel, 187 Monroe Avenue, NW, Grand Rapids, Michigan, for the purpose of considering and voting upon the following matters:

       1 .       Election of two directors.

       2 . A proposal to approve the Ameriwood Industries 1995 Non-Employee Director Stock Option Plan.

       3 .       Such other matters as may properly come before the meeting.

    The close of business on March 24, 1995 has been fixed by the Board of Directors as the record date for the determination of shareholders entitled to notice of, and to vote at, the annual meeting and any adjournment thereof.

                                             By order of the Board of Directors,



                                                               JOSEPH J. MIGLORE
                                                      President, Chief Executive
                                                           Officer and Secretary

171 Monroe Avenue, NW, Suite 600
Grand Rapids, MI  49503
April 12, 1995


________________________________________________________________________________
                                   IMPORTANT
Whether or not you plan to attend the annual meeting in person, to assure your representation and a quorum for the transaction of business at the meeting, PLEASE DATE, SIGN AND RETURN THE ENCLOSED PROXY in the envelope provided. If you do attend the annual meeting, you may revoke your proxy and vote your shares in person, if you so choose.
________________________________________________________________________________

                                PROXY STATEMENT

    This Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Directors of Ameriwood Industries International Corporation ("Ameriwood" or the "Company"), 171 Monroe Avenue, NW, Suite 600, Grand Rapids, Michigan 49503, to be voted at the annual meeting of shareholders to be held Thursday, May 18, 1995, in the Pantlind Ballroom at the Amway Grand Plaza Hotel, 187 Monroe Avenue, NW, Grand Rapids, Michigan, at 9:00 AM, local time, and at any adjournment thereof. This Proxy Statement and the accompanying form of proxy, together with the 1994 Annual Report to Shareholders are being sent beginning on April 12, 1995.

    Each proxy in the accompanying form which is properly executed and returned, and not revoked, will be voted in accordance with the specifications on that proxy. If no specification is made, the shares represented by the proxy will be voted FOR the election of the directors listed as nominees in this Proxy Statement, and FOR approval of the 1995 Non-Employee Director Stock Option Plan. If any other business should properly come before the annual meeting (which is not anticipated), the proxyholders will have discretionary authority to vote thereon in accordance with their best judgment.

    A shareholder who returns a proxy may revoke it at any time before it is voted at the annual meeting by delivering written notice of revocation to the Company's Secretary, or by submitting a proxy bearing a later date, or by attending the annual meeting and voting in person.

    Proxies will be solicited initially by mail. They may also be solicited personally and/or by use of telecommunications equipment. Ameriwood directors, executive officers and employees may solicit proxies without additional compensation. Ameriwood has retained D.F. King & Co., Inc., 77 Water Street, New York, New York 10005 at an estimated cost of $4,000, plus expenses, to advise the Company and to assist in distribution of proxy materials to brokers and other nominee shareholders. Ameriwood will reimburse banks, brokers or other similar agents or fiduciaries for forwarding proxy material to the beneficial owners of the Company's stock. All other expenses in connection with the solicitation of proxies, including clerical work and printing, will be paid by Ameriwood.


                     VOTING SECURITIES AND PRINCIPAL OWNERS

    At the close of business on March 24, 1995, the record date for the annual meeting, Ameriwood had 4,188,406 shares of its common stock, $1.00 par value, issued and outstanding. Shareholders are entitled to one vote for each share of Ameriwood stock registered in their names at the close of business on the record date.

    The following table shows, as of March 24, 1995, the beneficial ownership of shares of Ameriwood's common stock by the only shareholders known to the Company to be beneficial owners of more than 5% of its common stock.

                                                                                             Percent of
Name and Address                                   Number of Shares                         Class Issued
of Beneficial Owner                                Beneficially Owned                     and Outstanding
- - ----------------------------------------------------------------------------------------------------------

Ameriwood Industries Affiliated                    586,641                           14.01%
 Employee Stock Ownership
 and Savings Plan (1)
c/o FMB Trust, Trustee
101 E. Main Street
Zeeland, Michigan  49464

U.S. Bancorp (2)                                   345,000                            8.24%
c/o United States National
   Bank of Oregon
111 S.W. Fifth Avenue
Portland, OR  97204

Neil L. Diver (3)                                  228,500                            5.40%
1988 Jackson Street
San Francisco, CA  94109
- - ----------------------------------------------------------------------------------------------------------

(1) This plan (the "ESOP/401(k) Plan") is a combined ESOP and "401(k)" plan.
    An administrative committee of officers and employees has shared investment power over Ameriwood stock held in trust under the ESOP portion of the plan. Each participant for whom Ameriwood stock is held in the 401(k) portion has sole investment power with respect to the shares allocated to his or her account and, under both portions of the plan, voting power is passed through to individual participants with respect to the number of shares allocated to their respective plan accounts. The current members of the administrative committee are Joseph J. Miglore, James R. Meier, David
    N. Kraker, Richard L. Compton, Leon J. Dodd, Gregory C. Horvath, Dawne C. Kennedy and Mary K. Miller, each of whom disclaims beneficial ownership of the shares shown above, except for shares allocated to his or her plan account. Shares allocated to the plan accounts of Company executive officers are reported in the table under "General Information--Security Ownership of Management."

(2) Based on information set forth in a Schedule 13G dated February 10, 1995, which indicates that U.S. Bancorp has sole voting and investment power with respect to all such shares, and that the shares are held by the Trust Group of the United States National Bank of Oregon.

(3) As indicated under the heading "General Information--Directors and Executive Officers," Neil L. Diver is Ameriwood's Chairman of the Board. The number of shares Mr. Diver beneficially owns includes options exercisable within 60 days to purchase 40,000 shares. For more detail regarding Mr. Diver's Ameriwood stock ownership, see "General Information--Security Ownership of Management."


                             ELECTION OF DIRECTORS

    Ameriwood's Board of Directors is divided into three classes. One class of directors is elected each year for a term of three years and until their successors have been elected. Two directors are to be elected at the 1995 annual meeting; one for a term expiring in 1998, and one for a term expiring in 1997.

    Assuming the presence of a quorum, directors will be elected at the annual meeting from among those nominated, by a plurality of the votes cast by holders of common stock present in person or by proxy and entitled to vote at the meeting. Thus, the two nominees receiving the largest number of votes cast will be elected. Abstentions, broker non-votes or withholding of authority will contribute toward establishment of a quorum, but will have no effect on the outcome of the election of such nominees.

    The Board of Directors has nominated Richard J. Pigott, who was appointed to the Board on February 7, 1995, to replace former director Keith C. Vander Hyde who passed away in October 1994. Mr. Pigott is nominated for election to a two-year term, which completes the term of former director Vander Hyde. The Board has also nominated Edwin Wachtel, an incumbent director whose term is scheduled to expire at the 1995 annual meeting, for reelection to another three-year term. Mr. Pigott and Mr. Wachtel are willing to serve if elected. If either nominee should become unable or unwilling to serve, which is not anticipated, the proxies hereby solicited will be voted for the election of such other person(s) as may be nominated by the Board of Directors.

    Information concerning the business experience and Ameriwood stock ownership of Mr. Pigott, Mr. Wachtel, and all other directors and executive officers of the Company, as well as other information relevant to the election of directors, is included in this Proxy Statement under the heading "General Information."

    The Board of Directors recommends a vote FOR the election of all persons nominated by the Board.


                   PROPOSAL TO APPROVE THE 1995 NON-EMPLOYEE
                           DIRECTOR STOCK OPTION PLAN

INTRODUCTION
    On February 7, 1995, the Board of Directors of the Company adopted a new director stock option plan, the Ameriwood Industries 1995 Non-Employee Director Stock Option Plan (the "1995 Plan"), subject to approval by the shareholders of the Company. As noted under "General

Information--Compensation of Directors" included later in this Proxy Statement, Ameriwood currently maintains a director stock option plan approved at the 1992 annual meeting (the "1992 Plan"). If the 1995 Plan is approved by the shareholders as the Board recommends, the granting of options under the 1992 Plan would be discontinued. If the 1995 Plan is not so approved, it will not be given effect, and the 1992 Plan will continue in accordance with its current terms.

    The complete text of the 1995 Plan is annexed to this Proxy Statement as Exhibit A. The following discussion provides only a summary, and accordingly does not cover all aspects of the plan. Shareholders are encouraged to review Exhibit A in its entirety as they deliberate on the proposal to approve the 1995 Plan.

PURPOSE
    The purpose of the 1995 Plan is to make service on the Board of Directors of Ameriwood more attractive to present and prospective non-employee directors, as the continued services of qualified directors are considered essential to the Company's sustained progress.

ADMINISTRATION, ELIGIBILITY, AND GRANTS
    The 1995 Plan would be administered by the Board, and its interpretation and construction of any provision of the 1995 Plan shall be final and binding. Only non-employee directors shall be eligible to receive option grants under this plan. Assuming shareholder approval, each incumbent director would be granted an initial option to acquire 5,000 shares of Ameriwood stock as of the 1995 annual meeting date. For newly elected directors, an initial option to purchase 5,000 shares would be granted at the time of election. For all directors, additional options to acquire 5,000 shares would be granted on each anniversary date of shareholder approval, except for a newly elected director who was granted an initial option earlier in the same calendar year.

SHARES SUBJECT TO PLAN
    The maximum number of shares available for issuance pursuant to the plan would be 100,000, subject to adjustment in the event of a stock dividend or recapitalization. Outstanding options that expire or terminate unexercised would again be available for plan grants.

OPTIONS AND RIGHTS
    All options granted under the 1995 Plan would be non-statutory options, not entitled to special tax treatment under Section 422 of the Internal Revenue Code of 1986, as amended. The grant of a stock option would not result in taxable income to the recipient. The difference between the fair market value of the shares at the time an option is exercised and the exercise price generally would be treated as ordinary income to the optionee, and Ameriwood would be entitled to a corresponding tax deduction. Tax consequences to an optionee would arise again at the time the shares are sold. In general, if the shares have been held for more than one year, the gain or loss would be treated as long-term capital gain or loss. Otherwise, the gain or loss would be treated as short-term capital gain or loss. The amount of any gain or loss would equal the difference between the amount realized on the sale and the tax basis in the shares of common stock. The tax basis would equal the cost of the shares plus any income recognized upon the exercise of the option.

    Options would be non-transferable by the optionee other than by will or the laws of descent and distribution. Options would be granted at the fair market value of the stock as reported by The Nasdaq Stock Market on the date of grant, and could be exercised by giving written notice to Ameriwood, accompanied by payment in cash or in Ameriwood shares already owned by the optionee. The fair market value of the Company's common stock as of March 24, 1995 was $7.50. Under most circumstances, options would terminate six years from the date of grant. If a non-employee director ceased membership on the Board for any reason, an option held at the date of termination, to the extent exercisable at that time, could be exercised within one year after the date of termination.

TAX WITHHOLDING
    Whenever the Company would be required to issue shares of stock under the 1995 Plan, it would have the right to require the optionee to remit an amount sufficient to satisfy any federal, state or local withholding tax liability prior to the delivery of any shares.

SUSPENSION, TERMINATION, AND AMENDMENT
    The Board could suspend or terminate the 1995 Plan at any time. Any such action would not affect options already granted; however, no options could be granted subsequent to suspension or termination. In any event, no options could be granted under the plan after February 7, 2005, ten years after adoption of the plan. The Board could amend the 1995 Plan from time to time. However, without shareholder approval, no amendment may (a) increase the number of shares issued to any individual; (b) increase the total number of shares available for issuance; (c) reduce the price at which options are granted; (d) extend the period during which options may be granted; or (e) modify the eligibility requirements for participation.

VOTE REQUIRED FOR APPROVAL AND RECOMMENDATION
    Assuming the presence of a quorum, the proposal to approve this plan will be carried if it receives the affirmative vote of the holders of a majority of the common stock present in person or by proxy and entitled to vote at the 1995 annual meeting. Of the shares so present and entitled to vote, any broker non-votes will contribute toward establishment of a quorum, but will have no effect on the outcome of the proposal. Each share which for any reason, including abstention, is not voted for this proposal will have the same effect as a share voted against the proposal.

    The Board of Directors recommends a vote FOR approval of the 1995 Non-Employee Director Stock Option Plan.


                              GENERAL INFORMATION

                        DIRECTORS AND EXECUTIVE OFFICERS

BACKGROUND INFORMATION
    Background information concerning each nominee for election as a director at the annual meeting and each other director and executive officer of Ameriwood is presented below, based on the most recent information provided to the Company by such person. Unless otherwise indicated, the principal occupation reported for each person has been the same for at least the past five years.

                       NOMINEE FOR TERM EXPIRING IN 1998
    EDWIN WACHTEL (age 63) has been an Ameriwood director since May 1990. Since February 1992, he has been President and Chief Executive Officer of Europe Craft Imports, Inc., an apparel marketer. From October 1987 to January 1992, he was Chairman of GW Investors Corporation, a private investment firm. Mr. Wachtel is also a director of Hubco, Inc. and its banking subsidiaries.

                       NOMINEE FOR TERM EXPIRING IN 1997
    RICHARD J. PIGOTT (age 54) is a merger and acquisition advisor, private investor and attorney. Prior to 1988, he was an executive of Beatrice Companies, Inc. where he held the position of Executive Vice President and Chief Administrative Officer, with responsibility for Beatrice's financial, legal, and acquisition and divestiture functions. He currently serves as a director of Rodman & Renshaw Capital Group, Inc.

                      DIRECTOR WITH TERM EXPIRING IN 1997
    JOSEPH J. MIGLORE (age 49) is President, Chief Executive Officer, and Secretary of Ameriwood Industries International Corporation. He has held these positions since April 1990 and has been an Ameriwood director since December 1991.

                     DIRECTORS WITH TERMS EXPIRING IN 1996
    KEVIN K. COYNE (age 45) has been an Ameriwood director since September 1990. He is President of CMB Industries Corp., a manufacturer of water valves.

    NEIL L. DIVER (age 57) has been an Ameriwood director and its Chairman of the Board since September 1990. He is an administrator of private investments and a director of several privately held companies.

                        NON-DIRECTOR EXECUTIVE OFFICERS
    CHARLES R. FOLEY (age 48) was named Corporate Vice President of Planning and Control of Ameriwood in June 1993. Previously Mr. Foley was a Consulting Manager for Arthur Andersen & Co. L.L.P., a public accounting firm, from June 1990 to June 1993.

    GERALD A. HICKMAN (age 51) has been Corporate Vice President of Manufacturing of Ameriwood since December 1992. From January 1992 to November 1992 he managed an overseas special project for Haworth, Inc., and was Director of Facilities & Manufacturing Services at Haworth, Inc. from September 1988 to December 1991.

    DAVID N. KRAKER (age 33) has served as Treasurer and Chief Accounting Officer of Ameriwood since April 1990. Mr. Kraker is also Assistant Secretary of Ameriwood.

    JAMES R. MEIER (age 50) has been Corporate Vice President of Marketing and Sales for Ameriwood since August 1991. Previously Mr. Meier was Vice President-Marketing and Sales at Westinghouse Electric Company, Furniture Division, an office systems furniture manufacturer and marketer, from August 1987 to July 1991.

BOARD COMMITTEES AND MEETING ATTENDANCE
    Ameriwood's Board of Directors has three standing committees: the Audit Committee, the Compensation and Benefits Committee, and the Strategic Planning Committee. The full Board is responsible for the nomination of individuals for election or reelection to the Board of Directors, and does not have a nominating committee as such.

    The AUDIT COMMITTEE reviews audit plans and activities, reviews the Company's financial controls, and makes the annual selection of auditors. It reviews with representatives of the Company's independent public accounting firm the audit fees and other auditing arrangements, the scope of the accountants' examination of accounting records, results of those audits, and any problems the auditors may have identified regarding internal accounting controls together with their recommendations. Mr. Coyne (chairman), Mr. Diver and Mr. Pigott currently serve on this committee. The Audit Committee met four times during 1994.

    The COMPENSATION AND BENEFITS COMMITTEE met seven times during 1994. Information concerning the functions of this committee is included in the Compensation Committee Report provided later in this Proxy Statement. Mr. Diver (chairman), Mr. Pigott and Mr. Wachtel are currently serving on this committee.

    The STRATEGIC PLANNING COMMITTEE considers and makes recommendations to the Board of Directors concerning issues such as long-term strategic growth (including mergers and acquisitions, capital requirements, and enhancement of shareholder value), international expansion, and new products. Members of this committee are Mr. Coyne, Mr. Diver and Mr. Wachtel (chairman). This committee did not meet in 1994.

    The Board of Directors of the Company met five times during 1994. All incumbent directors, with the exception of Mr. Wachtel, attended 100% of the aggregate number of meetings of the Board of Directors and committees of the Board on which he served during the year. Mr. Wachtel attended 67% of the aggregate Board and applicable Committee meetings held.


                           COMPENSATION OF DIRECTORS

    Ameriwood pays its Chairman of the Board an annual retainer of $14,000, and each of its other non-employee directors an annual retainer of $10,000. Each committee chairman receives an annual retainer of $5,000. In addition, the Company pays each director a fee of $500 for each Board or Committee meeting in which the director participates.

    Ameriwood also compensates non-employee directors for consulting services they may provide to the Company from time to time, as well as for reimbursement of documented expenses incurred in rendering such services. Payment consists of consulting fees at the rate of $125 per hour, subject to a maximum of $1,000 per day, with all payments subject to approval by the chairman of the Compensation Committee. During 1994, consulting fees and expenses paid or accrued for payment to Mr. Diver totaled approximately $133,000. No consulting fees were paid to any other director during 1994.

    At the 1992 annual meeting, the shareholders approved a stock option plan for non-employee directors. Under this plan, each incumbent non-employee director was granted an option to purchase 20,000 shares of Ameriwood common stock at an exercise price equal to the "fair market value" (as defined in the plan) as of the date of grant. Under most circumstances, each option granted under this plan first becomes exercisable on the third anniversary of the grant date. Each option expires on the sixth anniversary of the grant date, subject to earlier expiration should the director's Board membership terminate. None of the incumbent directors is eligible to receive any additional grant under this plan. Any new non-employee director elected to the Board prior to April 27, 2002 while the plan remains in effect, would automatically be granted an option on terms comparable to those described above. In accordance with these terms, Mr. Pigott, upon his appointment to the Board on February 7, 1995, was granted an option to purchase 20,000 shares at $8.875 per share, the fair market value on that date.

    If the proposed 1995 Plan, as described earlier in the section "Proposal to Approve the 1995 Non-Employee Director Stock Option Plan," is approved by the shareholders as the Board recommends, the granting of options under the 1992 Plan described above will be discontinued. Under the 1995 Plan, an initial option to acquire 5,000 shares of Ameriwood common stock would be granted to each incumbent non-employee director as of the date of shareholder approval of the plan. For a newly elected non-employee director, an initial option to purchase 5,000 shares of stock would be granted at the time of election. Additional annual options to acquire 5,000 shares would be granted to all non-employee directors on each anniversary date of shareholder approval, except for a newly elected director who was granted an initial option earlier in the same calendar year. For the complete text of the proposed 1995 Plan, see Exhibit A at the end of this Proxy Statement.

                        SECURITY OWNERSHIP OF MANAGEMENT

    The following table provides information as of March 24, 1995 (except as indicated in note (1) below) concerning direct or indirect beneficial ownership of Ameriwood common stock by each director and each executive officer of the Company, and by all directors and executive officers as a group, based on information provided to Ameriwood by or on behalf of such persons.

                                     Amount and Nature of Beneficial Ownership
                          ---------------------------------------------------------------
                                                                                                 Percent
                                   Sole            Shared                                        of Class
                               Voting and        Voting or                                        Issued
                               Investment        Investment        Stock                         and Out-
Name                              Power            Power(1)       Options(2)        Total        standing(3)
- - ------------------------------------------------------------------------------------------------------------

Kevin K. Coyne (4)                 56,981            24,536          20,000          101,517          2.41%

Neil L. Diver                     113,500            75,000          40,000          228,500          5.40%

Joseph J. Miglore                  10,000             4,239         124,000          138,239          3.21%

Richard J. Pigott                                                                          0           *

Edwin Wachtel                      55,436                            20,000           75,436          1.79%

Charles R. Foley                      560             2,022          14,000           16,582           *

Gerald A. Hickman                   1,000               991          21,000           22,991           *

David N. Kraker                     9,000             5,133          17,400           31,533           *

James R. Meier                                        3,930          28,000           31,930           *
                                 -----------------------------------------------------------

All directors and
executive officers
as a group                        246,477            115,851        284,400          646,728         14.46%
                                 ===========================================================

- - -----------------------------------------------------------------------------------------------------------------------------------

(1) Shares in this column include shares with respect to which the indicated person has shared voting or investment power by reason of joint ownership, trust or other contract or property right, and shares held by spouses and children as to which the indicated person may have substantial influence by reason of relationship. This total also includes, with respect to executive officers of the Company, shares held by the ESOP/401(k) Plan allocated to the accounts of such officers as of December 31, 1994.

(2) Shares in this column may be acquired via options exercisable within 60 days.

(3) For purposes of computing the percentage of beneficial ownership by an individual (or by the group), any shares shown under "Stock Options" for that individual (or for the group) are treated as issued and outstanding. Ownership of less than 1% is indicated by " * ".

(4) Of the shares listed for Mr. Coyne under "Shared Voting or Investment Power," 10,200 are owned of record by his minor children and 14,336 are held in a trust for his brother's children to which Mr. Coyne is the trustee, but as to which he has no monetary interest. Mr. Coyne disclaims beneficial ownership of all of these shares.


                             EXECUTIVE COMPENSATION

CERTAIN SUMMARY COMPENSATION INFORMATION
    The following table provides, for each of the Company's last three completed fiscal years, information concerning the compensation of Joseph J. Miglore as CEO, and each of the other individuals who were serving as executive officers at the end of fiscal 1994 whose total salary and incentive bonus for that year exceeded $100,000 (the "named executives").

                                       SUMMARY COMPENSATION TABLE
                                       --------------------------
                                                                                 Long-Term
                                            Annual Compensation(1)              Compensation
                                     --------------------------------           ------------
                                                                    Other          Options/          All
                                                                   Annual           SARS            Other
    Name and                                                       Compen-        (Number          Compen-
Principal Position           Year        Salary       Bonus        sation(2)      of shs)(3)       sation(4)
- - ------------------------------------------------------------------------------------------------------------

Joseph J. Miglore            1994        $227,000   $         0       $26,030       20,000          $36,384
  President, Chief           1993         215,000       102,601         *                0           18,487
  Executive Officer          1992         185,000       112,850         *           60,000           18,646
  and Secretary

James R. Meier               1994         129,000             0       19,288         7,000           20,449
  Corporate Vice             1993         122,400        45,452         *                0           14,693
  President of               1992         116,000        51,968         *           14,000           13,450
  Marketing and Sales

Gerald A. Hickman            1994         124,000             0         *            7,000           21,611
  Corporate Vice             1993         117,500        44,561         *                0           10,331
  President of               1992           6,761(5)      5,000         *            7,000                0
  Manufacturing

Charles R. Foley             1994         122,800             0       14,848         7,000           18,096
  Corporate Vice             1993          65,540(5)     26,696         *                0            2,057
  President of               1992              --            --           --            --               --
  Planning & Control

- - -----------------------------------------------------------------------------------------------------------

(1) Salary and bonus include amounts deferred under the 401(k) portion of the ESOP/401(k) Plan.

(2) A " * " in this column indicates that the dollar value of perquisites and other personal benefits provided to the named executive did not exceed 10% of such executive's aggregate salary and bonus. In each case where the amount did exceed 10%, the cost to lease a company automobile for the named executive represented more than 25% of his total perquisites and other personal benefits. Also, for Mr. Miglore, a monthly auto allowance represented more than 25% of his other annual compensation for 1994.

(3) In accordance with special provisions in the Ameriwood Industries 1993 Stock Incentive Plan as approved by the shareholders at the 1993 annual meeting, a portion of Mr. Miglore's options granted in 1992 were automatically canceled and replaced by options granted on June 16, 1993, the date of shareholder approval. The purpose of this special provision was to allow the portion of Mr. Miglore's 1992-granted incentive stock options not then exercisable to become fully exercisable as non-qualified stock options. The replacement options cover the same number of shares as were covered by the canceled options, and the per share exercise price and expiration date also remained unchanged, as did any effect of employment termination while the replacement options are outstanding. In all other respects, the replacement options are governed by the terms of the 1993 Stock Incentive Plan.

(4) Includes Company matching contributions under the 401(k) portion of the ESOP/401(k) Plan, Company contributions under the ESOP portion of the ESOP/401(k) Plan, and, beginning in January 1994, annual premiums under the Supplemental Executive Retirement Program (SERP) as described later in this Proxy Statement.

                                    J.J. Miglore        J.R. Meier        G.A. Hickman          C.R. Foley
                                    ------------        ----------        ------------          ----------
         1994
         ----
         401(k) match                   $6,468             $6,106              $5,894             $5,299
         ESOP contribution               9,101              9,101               9,101              9,064
         SERP premium                   20,815              5,242               6,616              3,803

         1993
         ----
         401(k) match                    6,855              6,099               4,288              2,057
         ESOP contribution              11,632              8,594               6,043                  0


         1992
         ----
         401(k) match                    6,653              5,330                   0               --
         ESOP contribution              11,993              8,120                   0               --

    The 1992 ESOP contribution was made in shares of Ameriwood common stock. The cash equivalent, based on the market price on the date of issuance, is presented here.

(5) Represents salary for partial years, as Mr. Hickman joined Ameriwood as Corporate Vice President of Manufacturing in December 1992, and Mr. Foley was hired as Corporate Vice President of Planning and Control in June 1993.

CERTAIN AGREEMENTS WITH NAMED EXECUTIVES
                          MIGLORE EMPLOYMENT AGREEMENT
    Joseph J. Miglore has an employment agreement with Ameriwood which dates from the time he joined the Company in April 1990, as amended by an addendum in November 1992. This agreement provides for salary at a rate subject to annual review by the Ameriwood Board (which has been delegated to the Compensation and Benefits Committee), for a potential annual cash incentive bonus, the amount of which is tied to achievement of objectives established by the Compensation and Benefits Committee under Ameriwood's Annual Incentive Plan, and for certain fringe benefits. The agreement is of indefinite duration and may be terminated by either party at any time. Mr. Miglore is required to provide Ameriwood at least one month's advance notice of a voluntary termination by him; no advance notice of termination is required of the Company.

    Under this agreement, Ameriwood may terminate Mr. Miglore without further obligation if he is convicted of a criminal offense arising out of his employment with the Company, or in the event that active malfeasance on his part or any unreasonable failure or refusal by him to carry out his duties to the Company justifies such termination. If Ameriwood were to terminate Mr. Miglore for any other reason, he would be entitled to receive severance of one year's salary, the full amount of his target cash incentive bonus for the calendar year of termination, and continuation of fringe benefits for twelve months. In addition, for a 30-day period following such termination, Mr. Miglore would have the right to require the Company to purchase all shares of Ameriwood stock then owned by him and all of his then-outstanding options on Ameriwood stock to the extent they were exercisable on the termination date. The purchase price for such shares and options would be based on the average high bid and low asked prices for the common stock on or nearest the date he demands such purchase--reduced, in the case of options, by the option exercise prices. Ameriwood is not obligated under this agreement to provide any post-employment payments or benefits to Mr. Miglore if he voluntarily terminates employment, or his employment terminates by death.

                        MANAGEMENT RETENTION AGREEMENTS
    Ameriwood has entered into Management Retention Agreements with all of its executive officers, as well as with certain other key employees. These agreements were authorized by the Board of Directors, and were initially generated in connection with a proposal to acquire the Company made in late 1992. The purpose of the agreements is to reinforce and encourage such employees' continued attention and dedication to their duties when faced with potentially disturbing circumstances which might arise from the possibility of a change in control of the Company. Each agreement remains in force for the entire term of the pertinent person's employment. However, no benefits could become payable under any agreement unless a "change in control" should occur (as therein defined).

    Under each executive's agreement, if such a change in control occurred, and within 24 months thereafter the executive terminates his employment for "good reason," or his employment is otherwise terminated for reasons other than death, "disability," voluntary "retirement" or "cause" (each quoted term, as defined in the agreements), he would become entitled to (1) continuation of fringe benefits for one year (three years for Mr. Miglore) and (2) lump-sum cash severance payments in the following amounts: (a) the total of annual salary, target annual incentive bonus, and 9.5% of salary and target incentive (for Mr. Miglore, all multiplied by 3); (b) the full amount of any unvested employer contributions allocated to his account under the ESOP/401(k) Plan; (c) for each share covered by an outstanding option on Ameriwood stock then owned, the excess of market price (or if higher, the highest price paid in connection with any change in control) over the pertinent option exercise price, whereupon such options would be canceled; and (d) reasonable legal fees and expenses incurred by him as a result of the termination. These fringe benefit and severance payment entitlements are subject to the signing and delivery of a release, and to certain potential payment reductions related to provisions of the Internal Revenue Code.

    Each agreement further provides that if the Company terminates the executive other than for cause or he terminates employment for good reason prior to a change in control, should a change in control occur within nine months thereafter, he would be entitled to the benefits and payments described above as if his termination had occurred on the first business day following the change in control.

                   SUPPLEMENTAL EXECUTIVE RETIREMENT PROGRAM
    The Company believes that competitive retirement benefits are an integral part of attracting and retaining key executives. Based on an independent benefits consulting firm study, Ameriwood executive officers were up to 22% below the average retirement "target replacement rate" of ending salary of the 300+ companies in its study. A target replacement rate is the desired percentage of salary that would be available at retirement, through retirement savings plans or other retirement vehicles. Ameriwood executive officers were below the average rate primarily because of government regulations that currently limit Company and executive contributions to Ameriwood's ESOP/401(k) Plan. Therefore, on January 21, 1994, Ameriwood instituted a Supplemental Executive Retirement Program (SERP) for all of its executive officers.

    Under the SERP, Ameriwood has purchased variable life insurance policies for each executive officer. Each policy is subject to a Split- Dollar Life Insurance Agreement ("Split-Dollar Agreement") and a Severance Compensation Agreement, under which ownership of the insurance policy lies with each respective executive officer. Since Ameriwood is obligated to pay the policy premiums, in consideration of such payments each executive officer has assigned to Ameriwood a collateral security interest in his policy, which is evidenced by a Collateral Assignment Agreement. Under the Split-Dollar Agreement, executive officers may also make, at their option, after-tax deposits to investment accounts established under the policies.

    If an executive officer remains continuously employed full-time with Ameriwood until he attains age 55, and employment is subsequently terminated for any reason other than "cause" (as defined in the executive officer's management retention agreement described in the preceding section), the Company will release to the executive officer its collateral security interest in the policy, which is equal to the total amount of premiums paid to-date on that policy. The executive officer would receive the cash surrender value of the policy, which would be taxable to the executive officer and tax deductible to the Company. Should the executive officer's employment with Ameriwood be terminated for any reason prior to attaining age 55, the Company would receive the lesser of the cash surrender value of the policy or the amount of its collateral security interest on that executive officer's policy; the executive officer would not be eligible for any benefit in these circumstances. If the Company terminates the executive officer for cause, no benefit will be payable under this program.

    In the event of disability, an executive officer will be deemed to have met the age requirement and will be entitled to the benefits described above. Should an executive officer die while employed by Ameriwood, the Company would be reimbursed for its security interest from the death benefit paid out on the policy. The remainder of the death benefit would be issued to the executive officer's named beneficiary; no other benefit would be payable under the program.

    Ameriwood agrees that it will not merge or consolidate with any other corporation or organization, or permit its business activities to be taken over by any other organization, unless the other organization agrees to assume the obligations under this program. Total premiums paid in connection with the life insurance policies under this program were approximately $38,900 in 1994, which will continue to be the approximate amount of premiums for existing policies each succeeding year for as long as the policies remain in effect.

STOCK OPTIONS
    The following table provides information concerning options to purchase Ameriwood common stock granted to the named executives during 1994.

                                     OPTION/SAR GRANTS IN LAST FISCAL YEAR
                                     -------------------------------------
                                         Individual Grants
                 -----------------------------------------------------------------
                                      % of Total                                  Potential Realizable Value
                                     Options/SARs                                   at Assumed Annual Rates
                                       Granted to                                 of Stock Price Appreciation
                                       Employees       Exercise                        for Option Term(2)
                  # Options/SARs        in Fiscal        Price     Expiration     ----------------------------
Name                 Granted(1)           Year        ($/Share)        Date        0%        5%         10%
- - --------------------------------------------------------------------------------------------------------------

Joseph J. Miglore        20,000             37.8%        $18.125       1/18/04      $0     $227,974   $577,732

James R. Meier            7,000             13.2          18.125       1/18/04       0       79,791    202,206

Gerald A. Hickman         7,000(3)          13.2          18.125       1/18/04       0       79,791    202,206

Charles R. Foley          7,000(3)          13.2          18.125       1/18/04       0       79,791    202,206

- - --------------------------------------------------------------------------------------------------------------

(1) All options were granted under Ameriwood's 1993 Stock Incentive Plan, and allow the exercise price to be paid in cash, in shares of common stock, or any combination thereof. All options were granted for maximum ten-year terms and, except as noted in (3) below, were immediately exercisable. With respect to options granted to Mr. Miglore, also see the preceding "Miglore Employment Agreement" discussion.

(2) These potential realizable values are based on arbitrarily assumed rates of appreciation in the market value of Ameriwood common stock above the exercise price, and over the entire option term without any discount to present value. As illustrated by the first column, without an increase in the stock price above the market price at grant, there would be no value realized. Ameriwood's closing stock price as of March 24, 1995 would have to increase by over 240% to equal the market price at grant for these options.

(3) Immediately exercisable as to 5,517 shares with the remainder exercisable as of January 18, 1995.

    The following table provides information concerning unexercised options held by the named executives at the fiscal year-end; there were no options exercised by the named executives during 1994.

                                  FISCAL YEAR-END OPTION/SAR VALUES
                                  ---------------------------------
                                                                                  Value of
                                             Number of                           Unexercised
                                            Unexercised                          In-the-Money
                                            Options/SARs                         Options/SARs
                                            at Year-End                          at Year-End(1)
                                           ----------------------------------------------------
                                            Exercisable/                         Exercisable/
         Name                               Unexercisable                        Unexercisable
- - --------------------------------------------------------------------------------------------------------------

         Joseph J. Miglore                     104,000 / 0                           $99,000 / $0

         James R. Meier                         21,000 / 0                            10,500 /  0

         Gerald A. Hickman                  12,517 / 1,483                                 0 /  0

         Charles R. Foley                    5,517 / 1,483                                 0 /  0

- - --------------------------------------------------------------------------------------------------------------

(1) In-the-Money options are those for which, at year-end, the fair market value of the underlying security exceeded the exercise price.

                         COMPENSATION COMMITTEE REPORT

    The following report is presented to shareholders by the members of the Compensation and Benefits Committee of the Board of Directors (the "Compensation Committee"). Mr. Vander Hyde was the chairman of this committee until his death in October 1994, at which time Mr. Diver became chairman. Mr. Pigott joined this committee in February 1995.

GENERAL ORGANIZATION AND FUNCTIONS
    The Compensation Committee has been a standing committee of Ameriwood's Board of Directors for many years. Pursuant to long-standing Board policy, only non-employee directors serve on this committee.

    In general, the Compensation Committee is charged with overseeing the operation of the Company's compensation and incentive programs for executive officers and other key personnel. The members of this committee also review existing programs, and implement or recommend to the Board such new programs they may consider advisable in light of Ameriwood's overall compensation objectives and strategies. As part of its general functions the Compensation Committee annually reviews the salaries of all executive officers and recommends to the Board such salary adjustments as it considers appropriate. In addition, the Compensation Committee administers Ameriwood's incentive plans, under which executive officers and other key employees may earn cash and/or equity-based incentives.

OVERVIEW OF EXECUTIVE OFFICER COMPENSATION PROGRAMS
    Ameriwood's compensation programs for executive officers attempt to relate the overall pay levels of these officers to the attainment of company-wide and individual performance objectives, as well as to improvements in shareholder returns. These programs attempt at the same time to further the Company's ability to attract and retain the best possible executive talent by providing compensation opportunities competitive with those of executives possessing similar experience and responsibilities at similar manufacturing companies. In order to motivate executives to achieve the goals inherent in Ameriwood's business strategy, as well as to attain individual performance objectives, a potentially substantial portion of executive annual compensation is possible, dependent upon achievement of such goals and objectives, through the Annual Incentive Plan. In addition, a significant portion of executive compensation over the longer term is linked to increases in market value of Ameriwood stock, through equity-based plans.

SALARIES
    Initial salaries for new executive officers are negotiated between the prospective executive and management, subject to Compensation Committee and full Board approval. In reviewing such salaries and making recommendations to the Board, the Compensation Committee evaluates the responsibilities of the position and the experience of the individual by reference to the competitive marketplace for executive talent. This is accomplished through a comparison of salaries for comparable positions at other companies. The Committee also considers the potential availability of additional compensation for the prospective executive through the Annual Incentive Plan and through equity-based awards.

    Likewise, in reviewing and formulating recommendations concerning annual salary adjustments for executive officers, the Compensation Committee considers comparative executive salary survey data, along with the potential availability of compensation other than salary. Other factors are also considered, including Ameriwood's financial performance during the prior year in relation to its business plans and objectives; Company performance measures such as increases in market share, manufacturing efficiency gains, or improvements in product quality and relations with customers, suppliers or employees; any new responsibilities assigned or to be assigned to an executive; and Committee members' assessments (supplemented by those of the CEO, with respect to other executive officers) of each executive's past individual performance and consequent anticipated future contributions. Extraordinary developments bearing on Company and individual executive performance are also taken into account during the salary review process.

    All of the factors described above were considered by the Compensation Committee in its deliberations regarding executive officer salaries for 1994, resulting in Committee recommendations for increases in executive salaries, all of which were accepted by the Board. Mr. Miglore's 1994 salary, as recommended by the Compensation Committee, was set at $227,000, which represented a 5.6% increase over his salary in the prior year.

    Also based on the factors described above, Ameriwood's executive officers elected to forego salary increases for 1995. This recommendation was presented to, and accepted by, the Compensation Committee and the Board, and no executives received salary increases in 1995.

ANNUAL INCENTIVE PLAN
    At the beginning of each year under the Annual Incentive Plan maintained for executives and other key employees, the Compensation Committee establishes a specified annual target for "Return on Net Assets Employed" ("RONAE"). Defined in more detail in the plan, RONAE in general is determined by dividing annual pretax income by the difference between average monthly total assets and average monthly current liabilities for the year. The Compensation Committee also approves individual performance objectives for each plan participant. The amount of the cash incentive bonus that any plan participant can earn for the year is then entirely dependent upon actual RONAE results and the extent to which the participant's individual performance objectives are achieved. If less than 80% of target RONAE is achieved, no incentives may be paid under the plan, regardless of the extent to which individual goals have been achieved.
If the 80% minimum RONAE threshold is met or exceeded, each plan participant will earn a percentage of his or her salary; for Mr. Miglore the percentage ranges from a minimum of 8.53% to a maximum of 60%, and for all other participants the percentage ranges from a minimum of 6.75% to a maximum of 47.5%. In addition, all participants may earn a percentage of salary for attainment of individual goals--from 2.5% for attainment of at least 70% of individual goals to 17.5% for attainment of all such goals.

As the Company did not attain 80% of target RONAE for 1994, no cash incentives were paid to any executive officers or other management personnel for 1994.

STOCK OPTIONS
    Stock options entitle management to buy shares of Ameriwood common stock at a specified price for a specified period of time. Committee members believe that by encouraging equity ownership in the Company, the interests of shareholders and management become more closely aligned. Stock options provide management an incentive to increase the stock value over the long term by rewarding them for any appreciation in the stock price.

    Stock options are awarded to executives and other key employees who, in the judgment of the Compensation Committee, are expected to contribute materially to the Company's future success. More specifically, the employees' respective contributions toward Ameriwood's business plans and strategic goals and the improvement in Ameriwood's stock price during the year are considered in the award of stock options. The Committee is also influenced by whether options were granted in the prior year, and if so, the size of the grant.

    Options are typically granted annually. In January of 1994, stock options related to 1993 performance were granted to Mr. Miglore and other executives and key employees under the 1993 Stock Incentive Plan. The size of stock option grants are initially recommended to the Compensation Committee by the CEO (with the exception of his own grant), and are generally consistent in size from year to year. All stock options are initially granted at exercise prices equal to the fair market value of the common stock on the date of grant.

                                                         Respectfully submitted,

                                                         Neil L. Diver, Chairman
                                                         Richard J. Pigott
                                                         Edwin Wachtel

                               STOCK PERFORMANCE

    The following graph compares the cumulative total shareholder return on an investment in Ameriwood common stock with The Nasdaq Stock Market for U.S. companies index, and with the Wood Household Furniture Index--SIC Code 2511. The Nasdaq Stock Market for U.S. companies is a performance indicator of the overall stock market, while the Wood Household Furniture Index is more specific to the nature of Ameriwood's business. The comparison assumes a $100 investment on December 31, 1989 and cumulation and reinvestment of dividends paid thereafter.


                                      1989         1990         1991         1992         1993
                                      ----         ----         ----         ----         ----
Ameriwood Industries                 100.00       26.786        71.429      150.00       228.571

The Nasdaq Stock Market              100.00       84.918       136.277      158.579      180.933

Wood Household Furniture Index       100.00       72.390       100.170      133.430      168.200



    *The Wood Household Furniture Index--SIC Code 2511, prepared by Media General Financial Services, includes Bassett Furniture, Bush Industries, Chromcraft Revington, DMI Furniture, Ethan Allen Interiors, Interco, LADD Furniture, Masco Corp., O'Sullivan Industries, Pulaski Furniture, Stanley Furniture, Wellington Hall, and Ameriwood.


          COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

EUROPE CRAFT LICENSE AGREEMENT
    As previously noted, Edwin Wachtel, who is currently a member of the Compensation Committee and served on that committee throughout 1993, is President and Chief Executive Officer of Europe Craft Imports, Inc. ("Europe Craft"). Effective March 1, 1992, Ameriwood entered into an agreement with Europe Craft, which owns the Members Only trademark, under which Ameriwood was granted an exclusive license to use the trademark in the United States and its territories and possessions, Canada, and Mexico. The trademark is used in connection with the manufacture, distribution and sale of unassembled furniture produced from designs approved by Europe Craft ("covered products").

    Royalties payable under this agreement are based on a percentage of the Company's Net Sales (as defined in the agreement) of covered products manufactured and sold during a contract period, subject to minimum required royalties of $100,000 for the 12-month period ended June 30, 1994, and $130,000 for each succeeding 12-month period while the agreement remains in effect. The agreement also requires Ameriwood to comply with specified standards and practices relating to use of the trademark, and contains cross-indemnifications between Ameriwood and Europe Craft. During 1994, payments to Europe Craft pursuant to this agreement were $115,000.

    The agreement has an initial term extending until June 30, 1995. Ameriwood has provided written notice of contract termination as of that date.

OTHER MATTERS
    As previously noted, Neil L. Diver, who is currently Chairman of the Compensation Committee and served on that committee throughout 1994, is the Chairman of the Board of Ameriwood. However, neither Mr. Diver, nor any other director serving on the Compensation Committee during 1994 is, or has ever been, an employee or officer of Ameriwood or any of its subsidiaries.

    As discussed previously under "General Information--Compensation of Directors," non-employee directors of Ameriwood may be compensated for consulting services provided to the Company. With respect to this arrangement, Mr. Diver received approximately $133,000 during 1994 for such services.


                                 MISCELLANEOUS

SECTION 16(A) COMPLIANCE
    Section 16(a) of the Securities Exchange Act of 1934 requires all Ameriwood directors and officers and persons owning more than 10% of its common stock to file reports with the Securities and Exchange Commission, with a copy to be furnished to the Company. Based on a review of such reports (Forms 3, 4 and 5, and written representations from certain reporting persons) furnished to Ameriwood during or with respect to the preceding fiscal year, the Company believes that all Section 16(a) filing requirements were met, except that there was an error in the number of shares reported regarding a May 1994 transaction for Mr. Coyne. This error was subsequently discovered and corrected on a Form 5 filed in February 1995.

INDEPENDENT AUDITORS
    The Audit Committee of the Board of Directors expects to reappoint Coopers & Lybrand L.L.P. as Ameriwood's independent public accountants for 1995. Representatives of Coopers & Lybrand L.L.P. are expected to attend the annual meeting to respond to appropriate questions and to make a statement if they so desire.

PROPOSALS OF SHAREHOLDERS AND SHAREHOLDER NOMINATIONS OF DIRECTORS
    Any shareholder proposal intended for presentation at the 1996 annual meeting of shareholders must be received at Ameriwood's corporate office, 171 Monroe Avenue, NW, Suite 600, Grand

Rapids, Michigan 49503, no later than December 12, 1995, in order to be eligible for inclusion in the Company's proxy materials relating to that meeting.


                                              By order of the Board of Directors




Grand Rapids, Michigan                        JOSEPH J. MIGLORE, Secretary
April 12, 1995

                                                                       EXHIBIT A


                              AMERIWOOD INDUSTRIES
                  1995 NON-EMPLOYEE DIRECTOR STOCK OPTION PLAN


                                   ARTICLE I
                               GENERAL PROVISIONS

1.1 PURPOSE AND SCOPE. The purpose of this Non-Employee Director Stock Option Plan is to make service on the Board of Directors of the Company more attractive to present and prospective non-employee directors, as the continued services of qualified non-employee directors are considered essential to the Company's sustained progress.

1.2 DEFINITIONS. The following words and phrases shall have the following meanings as used in this Plan:

         (a)     "Board" means the Board of Directors of the Company.

         (b) "Company" means Ameriwood Industries International Corporation and any subsidiary corporation or other entity in which Ameriwood Industries International Corporation holds a proprietary interest.

         (c) "Fair Market Value" means the average of the highest bid and lowest asked prices of shares of Stock reported by The Nasdaq Stock Market on the trading date in question, or if prices of shares of Stock are not so reported on that date, then the fair market value of shares of Stock on that date determined by any reasonable method selected by the Board in its sole discretion.

         (d) "Option Price" means the purchase price for Stock payable upon exercise of an option granted under this Plan.

         (e) "Optionee" means a person to whom an option has been granted under this Plan.

         (f) "Non-Employee Director" means a person who is a member of the Board of Directors of the Company, but who is not an employee of the Company.

         (g) "Plan" means this Ameriwood Industries 1995 Non-Employee Director Stock Option Plan.

         (h) "Stock" means the common stock of the Company, par value $1.00 per share.

1.3 ADMINISTRATION. The Plan shall be administered by the Board, and its interpretation and construction of any provision of the Plan shall be final and binding. Each person who is or shall have been a member of the Board shall be defended, indemnified, and held harmless by the Company, to the maximum extent permitted by law, from and against any





                                      E1
         cost, liability, or expense imposed or incurred in connection with such persons taking or failing to take any action under the Plan.

1.4 SHARES SUBJECT TO PLAN. The maximum number of shares of Stock subject to options granted under the Plan shall be 100,000 shares, subject to adjustment as provided in Section 3.1 below. The shares of Stock may be authorized but unissued shares or treasury shares. If any outstanding option expires or is terminated for any reason before the end of the term for this Plan, the shares of Stock covered by that option shall be available for options subsequently granted under this Plan.

1.5 ELIGIBILITY AND GRANT OF OPTIONS. Only Non-Employee Directors shall be eligible to receive options under this Plan. Each newly elected Non-Employee Director shall be granted an initial option to acquire 5,000 shares of Stock as of the date that director is first elected to office as a director. Non-Employee Directors who are incumbent directors at the time this Plan is approved by the Company's shareholders, and who continue in office as directors subsequent to that shareholder approval shall be granted initial options to acquire 5,000 shares each of Stock effective as of the date shareholders approve the Plan. Each Non-Employee Director shall also be granted an additional option to acquire 5,000 shares as of each annual anniversary date of shareholder approval of the Plan, except where a newly elected Non-Employee Director was granted an initial option earlier in the same calendar year.


                                   ARTICLE II
                               OPTIONS AND RIGHTS

2.1 NON-STATUTORY STOCK OPTIONS. All options granted under the Plan shall be non-statutory options, not entitled to special tax treatment under
         Section 422 of the Internal Revenue Code of 1986, as amended.

2.2 TERMS, CONDITIONS, AND FORM OF OPTIONS. Each option granted under this Plan shall be evidenced by a written agreement in such form and containing such terms as the Board shall approve from time to time, which agreements shall comply with and be subject to the following terms and conditions:

         (a) OPTIONS NON-TRANSFERABLE. Each option granted under the Plan shall not be transferable by the Optionee other than by will, or by the laws of descent and distribution, and shall be exercisable only by the Optionee during his lifetime. No option or interest therein may be transferred, assigned, pledged or hypothecated by the Optionee during his lifetime, whether by operation of law or otherwise, or be made subject to execution, attachment or similar process.

         (b) PERIOD OF OPTION. Options shall terminate upon the expiration of six (6) years from the date upon which such options were granted (subject to prior termination as hereinafter provided).





                                      E2

         (c) EXERCISE OF OPTIONS. Options may be exercised, in full or in part, only by giving written notice to the Company, stating the number of shares of Stock with respect to which the option is being exercised, accompanied by payment in full for such shares. Payment may be made, in whole or in part, in cash, in shares of the Stock of the Company already owned by the Optionee, valued at Fair Market Value as of the date of the notice of exercise, or by the surrender of option rights hereunder valued at the difference between the Option Price and Fair Market Value for the underlying Stock; provided, however, that: (i) there shall be no such exercise at any one time as to fewer than one hundred (100) shares, unless fewer than one hundred (100) shares remain to be purchased under the option being exercised; and (ii) options may not be exercised for a period of three (3) years after the date of grant.

         (d) DEATH OF DIRECTOR. Any option granted an Optionee under the Plan and outstanding on the date of the Optionee's death may be exercised by the personal representative of the Optionee's estate or by the person or persons to whom the option is transferred pursuant to the Optionee's will, or in accordance with the laws of descent and distribution.

         (e) TERMINATION OF MEMBERSHIP ON THE BOARD. If a Non-Employee Director's membership on the Board terminates for any reason, an option held at the date of termination (but only to the extent exercisable at the time of such termination in accordance with Section 2.2(c), including options exercisable by reason of the death or disability of the Non-Employee Director or by reason of a change of ownership pursuant to
                 Section 3.1) may be exercised in whole or in part at any time within one year after the date of such termination (but in no event after the term of the option expires) and shall thereafter automatically terminate. If a Non-Employee Director's membership on the Board terminates during the three-year period beginning on the date of grant of an option for any reason other than the death or disability of the Non-Employee Director or by reason of a change of ownership pursuant to Section 3.1, the option shall automatically expire and all rights of such former Non-Employee Director shall terminate.

         (f) SERVICE AS A DIRECTOR. The Optionee shall agree to continue to serve as a director of the Company during the term for which he or she was elected, subject to termination by reason of death, disability, or a change in circumstance not currently anticipated.

2.3 OPTION PRICE. The Option Price for an option granted under the Plan shall be the Fair Market Value of the shares of Stock covered by the option on the date of grant.

2.4 NOTIFICATION OF EXERCISE. Options shall be exercised by written notice directed to the Chief Financial Officer of the Company at the principal executive offices of the Company. Exercise by an Optionee's heir or personal representative shall be accompanied by evidence of his authority to act, in form reasonably satisfactory to the Company.





                                      E3

                                  ARTICLE III
                             ADDITIONAL PROVISIONS

3.1 EFFECT OF CHANGE IN STOCK SUBJECT TO THE PLAN. The aggregate number of shares of Stock available for options under the Plan, the shares subject to any option, and the exercise price per share shall all be proportionately adjusted for any increase or decrease in the number of issued shares of Stock subsequent to the effective date of the Plan resulting from: (a) a subdivision or consolidation of shares or any other capital adjustment; (b) the payment of a stock dividend; or (c) other increase or decrease in such shares effected without receipt of consideration by the Company. If the Company shall be the surviving corporation in any merger or consolidation, any option shall pertain, apply, and relate to the securities to which a holder of the number of shares of Stock subject to the option would have been entitled after the merger or consolidation. If the Company is acquired by another corporation, or is otherwise merged into or consolidated with another corporation, all options shall become immediately exercisable just prior to the effective date of the merger or consolidation.

3.2 COMPLIANCE WITH OTHER LAWS AND REGULATIONS. The Plan, the grant and exercise of options, and the obligation of the Company to sell and deliver shares under options, shall be subject to all applicable federal and state laws, rules, and regulations and to such approvals by any government or regulatory agency as may be required. The Company shall not be required to issue or deliver any certificates for shares of Stock prior to the completion of any registration or qualification of such shares under any federal or state law, or any ruling or regulation of any government body which the Company shall, in its sole discretion, determine to be necessary or advisable.

3.3 AMENDMENTS. The Board may discontinue the Plan at any time, and may amend it from time to time, subject to any stockholder or regulatory approval required by law, and to any conditions established by the terms of such amendment; provided that in no event shall the Plan be amended more than once every six (6) months other than to comport with changes in the Internal Revenue Code, the Employee Retirement Income Security Act, or the rules thereunder, or Rules promulgated by the Securities and Exchange Commission. No amendment, without approval by shareholders, may: (a) increase the total number of shares which may be issued to any individual; (b) increase the total number of shares which may be issued under the Plan; (c) reduce the Option Price for shares which may be purchased pursuant to options under the Plan; (d) extend the period during which options may be granted; or (e) modify the eligibility requirements for participation in the Plan. Other than as expressly permitted under the Plan, no outstanding option may be revoked or altered in a manner unfavorable to the Optionee without the consent of the Optionee.

3.4 TERMINATION AND SUSPENSION. The Board, without further approval of the stockholders, may at any time terminate or suspend this Plan. Any such termination or suspension of the Plan shall not affect options already granted and such options shall remain in full force and effect as if this Plan had not been terminated or suspended. No option may be granted while the Plan is suspended or after it is terminated.





                                      E4

         Rights and obligations under any option granted while this Plan is in effect shall not be altered or impaired by suspension or termination of this Plan, except with the consent of the person to whom the option was granted. An option may be terminated by agreement between the Optionee and the Company and, in lieu of the terminated option, a new option may be granted with an exercise price which may be higher or lower than the exercise price of the terminated option.

3.5 NO RIGHTS AS SHAREHOLDER. No Optionee shall have any rights as a shareholder with respect to any share of Stock subject to his option prior to the date of issuance of a certificate evidencing ownership of such Stock, and no adjustment will be made for dividends or other rights for which the record date is prior to the date of the certificate, except as provided in Section 3.1.

3.6 WITHHOLDING. Whenever the Company proposes or is required to issue or transfer shares of Stock under the Plan, the Company shall have the right to require the Optionee to remit to the Company an amount sufficient to satisfy any federal, state or local withholding tax liability prior to the delivery of any certificate or certificates for such shares.

3.7 EFFECTIVE DATE AND DURATION. The Plan shall become effective at such time as it is approved by the shareholders of the Company, and it shall continue in effect until the tenth anniversary of the date the Plan was adopted by the Board. Upon approval of the Plan by the shareholders, no further options will be granted under the 1992 Ameriwood Industries Non-Employee Directors' Stock Option Plan. Options granted on or before the termination of the Plan may be exercised according to the terms of the option agreements governing those options and shall continue to be governed by and interpreted consistent with the terms of this Plan.





                                      E5

                                April 10, 1995

                         NOTICE TO PARTICIPANTS IN THE
                    AMERIWOOD INDUSTRIES AFFILIATED EMPLOYEE
                        STOCK OWNERSHIP AND SAVINGS PLAN

                                   IMPORTANT

Dear Plan Participant:

         Enclosed is the notice of meeting and Proxy Statement that have been prepared by Ameriwood Industries International Corporation ("Ameriwood"). These documents have been prepared in connection with the solicitation of proxies by Ameriwood's Board of Directors for Ameriwood's annual meeting of shareholders to be held May 18, 1995, and any adjournment thereof.

         Because FMB Trust, as trustee of the Plan (the "Trustee"), is the holder of record of all shares of Ameriwood stock held under the Plan--including shares allocated to your Plan account(s)--the Trustee is the only person who can directly vote or give a proxy for voting those shares. However, under the terms of the Plan, only you have the right to direct the Trustee how to vote your allocated shares, and those shares cannot be voted at all without instructions from you. Therefore, enclosed is a blue voting instruction form and a postage-paid return envelope for the purpose of instructing the Trustee how to vote your allocated shares of Ameriwood common stock at the annual meeting.

         TO ASSURE THAT YOUR ALLOCATED SHARES WILL BE VOTED AT THE MEETING, IT IS IMPORTANT THAT THE TRUSTEE RECEIVE YOUR VOTING INSTRUCTIONS NO LATER THAN MAY 12, 1995.

         The enclosed proxy materials describe all of the matters that Ameriwood expects will be voted upon at the upcoming meeting. You should review those materials carefully. In addition, the recommendations of Ameriwood's Board concerning these matters have been indicated on the blue voting instruction form for your information. If you want to support the recommendations of the Board concerning the proposals to be considered at the meeting, you can do so by signing, dating and returning the blue voting instruction form in the postage-paid envelope provided. If you wish your allocated shares to be voted in some other manner with respect to one or more of the proposals, you should so indicate on the form before signing, dating and returning it to the Trustee. The Trustee makes no recommendation with respect to your voting decisions.

         YOUR VOTE IS STRICTLY CONFIDENTIAL. Under no circumstances will the Trustee, or any of its agents, disclose to Ameriwood or any other party how or if you voted. You should feel free to vote in the manner you think is best.

         If you have any questions about your voting rights under the Plan, the voting instruction form, or the secrecy of your vote, please contact the Trustee between the hours of 9:00 AM and 4:00 PM, eastern standard time, at
(616) 393-9694.

                                                              FMB Trust, Trustee

   AMERIWOOD INDUSTRIES AFFILIATED EMPLOYEE STOCK OWNERSHIP AND SAVINGS PLAN
                         VOTING INSTRUCTIONS TO TRUSTEE

                   FOR THE ANNUAL MEETING OF SHAREHOLDERS OF
                 AMERIWOOD INDUSTRIES INTERNATIONAL CORPORATION
                                  MAY 18, 1995

I, as a participant in the Ameriwood Industries Affiliated Employee Stock Ownership and Savings Plan (the "Plan") hereby instruct FMB Trust, as trustee under the Plan (the "Trustee"), to vote, either in person or by proxy, all shares of common stock of Ameriwood Industries International Corporation ("Ameriwood") allocated to any of my Plan accounts in accordance with the instructions set forth below. Such shares are to be voted at the 1995 annual meeting of shareholders and at any adjournment thereof. I also instruct the Trustee to act in its discretion (or to authorize its proxy or proxies to act in his or their discretion) upon any other matters which may come before the meeting.

I UNDERSTAND THAT THE RECOMMENDATIONS OF AMERIWOOD'S BOARD OF DIRECTORS ARE SET FORTH BELOW FOR MY INFORMATION ONLY AND THAT THE TRUSTEE MAKES NO
RECOMMENDATIONS WITH RESPECT TO MY VOTING DECISIONS.

NOTE: This instruction form must be signed, dated and received by the trustee by the close of business on May 12, 1995 in order for the trustee to ensure that your voting instructions will be followed. If your voting instructions are not timely received, the trustee will not vote the shares allocated to your account. Your voting instructions to the trustee are confidential, as explained in the accompanying notice to participants.


           ********************************************************

1.   Election of Directors
    / / FOR both nominees        / / FOR ALL EXCEPT                / / WITHHOLD AUTHORITY as to both nominees

                                 RICHARD J. PIGOTT                 EDWIN WACHTEL


    NOTE: If you do not want your shares voted "FOR" a particular nominee, mark the "FOR ALL EXCEPT" box and strike a line through the nominee's name you do not wish to vote for. Your shares will be voted for the remaining nominee.

    AMERIWOOD'S BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE FOR THE DIRECTOR NOMINEES LISTED ABOVE.

           ********************************************************
2.   Approval of the 1995 Non-Employee Director Stock Option Plan
       / / FOR                    / / AGAINST                  / / ABSTAIN

AMERIWOOD'S BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE FOR THE 1995 NON-EMPLOYEE DIRECTOR STOCK OPTION PLAN.

           ********************************************************

As a participant in the Plan, I hereby acknowledge receipt of Ameriwood's proxy solicitation materials relating to the 1995 annual meeting of shareholders, and I hereby instruct the Trustee to vote all shares allocated to any of my Plan accounts as I have indicated above. If I sign this instruction form but do not specifically instruct the Trustee how to vote, the Trustee is instructed to vote all of my allocated shares in accordance with the recommendations of Ameriwood's Board of Directors.

The submission of this instruction form, if properly signed and dated, revokes any prior voting instructions I may have given to the Trustee.

Dated:________________Signature:______________________________________________

PROXY                                                                      PROXY

                AMERIWOOD INDUSTRIES INTERNATIONAL CORPORATION

         THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS FOR THE ANNUAL MEETING OF SHAREHOLDERS TO BE HELD ON MAY 18, 1995


        The undersigned appoints Neil L. Diver and Joseph J. Miglore, or either of them, proxies for the undersigned, each with full power of substitution, to attend the Annual Meeting of Shareholders of Ameriwood Industries International Corporation to be held on May 18, 1995 at 9:00 AM, local time, and at any adjournments or postponements of the Annual Meeting, and to vote as specified in this Proxy all the Common Shares of the Company which the undersigned would be entitled to vote if personally present. This Proxy when properly executed will be voted in accordance with the undersigned's indicated directions. If no direction is made, this Proxy will be voted FOR the election of Directors and FOR proposal 2.

 YOUR VOTE IS IMPORTANT! PLEASE MARK, SIGN AND DATE THIS PROXY ON THE REVERSE
          SIDE AND RETURN IT PROMPTLY IN THE ACCOMPANYING ENVELOPE.


                (Continued and to be signed on reverse side.)

- - --------------------------------------------------------------------------------
                AMERIWOOD INDUSTRIES INTERNATIONAL CORPORATION
  PLEASE MARK VOTE IN OVAL IN THE FOLLOWING MANNER USING DARK INK ONLY. /X/

[                                                                             ]

                                                       For All
                                       For  Withheld   Except                                             For   Against   Abstain
1.  Election of Directors --                                          2.  Approval of 1995 Non-Employee
    Nominees: Richard J. Pigott,      / /    / /       / /                Director Stock Option Plan.    / /     / /       / /
    Edwin Wachtel


- - ---------------------------------------------------------                    The undersigned acknowledges receipt of Ameriwood's
(Except nominee written above.)                                              proxy solicitation materials, including notice of
                                                                             meeting, and of its 1994 Annual Report to Shareholders.
Record Date Shares:
                                                                             Dated:____________________________________________,1995

                                                                             _______________________________________________________
                                                                             Signature(s)

                                                                             _______________________________________________________
                                                                             Please sign exactly as your name appears.  Joint owners
                                                                             should each sign personally.  Where applicable,
                                                                             indicate your official position or representation
                                                                             capacity.
